Provision for mine closure and reclamation (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Mine Closure And Reclamation
	2017	2016
Balance, beginning of year	$40,676	$38,732
Accretion	1,944	1,944
Decrease to liability	(8,677)	-
Balance, end of year	$33,943	$40,676